Long-term payroll payables - Summary of major categories of the plan assets (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Major Categories Of The Plan Assets [Line Items]
Categories Of The Plan Assets Percent	100.00%	100.00%
Cash and cash equivalents [Member]
Disclosure Of Major Categories Of The Plan Assets [Line Items]
Categories Of The Plan Assets Percent	1.00%	2.00%
Shares [Member]
Disclosure Of Major Categories Of The Plan Assets [Line Items]
Categories Of The Plan Assets Percent	29.00%	30.00%
Bonds [Member]
Disclosure Of Major Categories Of The Plan Assets [Line Items]
Categories Of The Plan Assets Percent	39.00%	40.00%
Real Estate [Member]
Disclosure Of Major Categories Of The Plan Assets [Line Items]
Categories Of The Plan Assets Percent	13.00%	13.00%
Other [Member]
Disclosure Of Major Categories Of The Plan Assets [Line Items]
Categories Of The Plan Assets Percent	18.00%	15.00%